Financial risk management - Treasury Credit Risk (Details) £ in Millions	Mar. 31, 2022 GBP (£)
Triple ‘A’ G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	£ 2,708
Triple ‘A’ G7 sovereign entities (AAA) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	2,031
Triple ‘A’ vehicles (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	500
Triple ‘A’ vehicles (AAA) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	0
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	2,462
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	1,847
Double ‘A+’ G7 sovereign entities (AA+)
Disclosure of credit risk exposure [line items]
Maximum limit	2,462
Double ‘A+’ G7 sovereign entities (AA+) | Long-term limit
Disclosure of credit risk exposure [line items]
Maximum limit	1,847
Double ‘A’ range institutions (AA) | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,477
Double ‘A’ range institutions (AA) | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,970
Double ‘A’ range institutions (AA) | Long-term limit | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,108
Double ‘A’ range institutions (AA) | Long-term limit | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	1,477
Single ‘A’ range institutions (A) | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	492
Single ‘A’ range institutions (A) | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	985
Single ‘A’ range institutions (A) | Long-term limit | Bottom of range
Disclosure of credit risk exposure [line items]
Maximum limit	369
Single ‘A’ range institutions (A) | Long-term limit | Top of range
Disclosure of credit risk exposure [line items]
Maximum limit	£ 739